Employee Benefit Plans (Unfunded) (Details) - Schedule of Gratuity - Gratuity [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$ 325,441	$ 373,442	$ 352,492	$ 286,713	$ 286,713
Service cost	14,971	21,026	34,523	50,109
Interest cost	4,693	4,724	9,976	9,793
Actuarial loss/ (gain)	(21,276)	(30,473)	42,235	43,605
Benefits paid	(31,452)	(16,907)	(146,029)	(38,677)
Effect of exchange rate changes	(808)	(4,165)	(1,628)	(3,896)
PBO at the end of the period	291,569	347,647	291,569	347,647	352,492
Accrued pension liability
Current liability	77,170	80,698	77,170	80,698
Non-current liability	214,399	266,949	214,399	266,949
Total	291,569	347,647	291,569	347,647	$ 352,492
Accumulated benefit obligation	$ 221,574	$ 252,121	$ 221,574	$ 252,121